BORROWINGS - Short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
BORROWINGS
Short-term borrowings	¥ 1,464,833	¥ 2,919,024
Long-term borrowings-current portion	9,190,533	4,014,875
Total short-term borrowings	¥ 10,655,366	¥ 6,933,899